7. Other Income and Expenses - Net	12 Months Ended
Dec. 31, 2020
Other Income And Expenses
Other Income and Expenses - Net

7.          Other income and expenses—net

Other income and expenses, net primarily comprises foreign exchange gains of €129 in 2020 (2019: €251, 2018: €1,523) and income from government grants for research and development projects of €348 in 2020, €19 in 2019, and €10 in 2018.